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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number: ___________

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peak Investments, LLC
Address: 865 South Figueroa Street,
         Suite 700
         Los Angeles, CA 90017

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald J. Krystyniak
Title: Member
Phone: (213) 891-6311

Signature, Place, and Date of Signing:


        /s/ Ronald J. Krystyniak          Los Angeles, CA   8/7/06
---------------------------------------   ---------------   ------
                  [Signature]              [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

                               The Cypress Funds LLC
     28-____________________   Oakmont Corporation
     [Repeat as necessary,]

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                           FORM 13F INFORMATION TABLE

                                                                   VALUE              INVESTMENT          OTHER           VOTING
           NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X$1000)    SHARES   DISCRETION        MANAGERS         AUTHORITY
------------------------------------  --------------  ---------  --------  ---------  ----------  ---------------------  ---------
AIRTRAN HOLDINGS INC                      Common      00949P108    27,993  1,883,800     Other     Oakmont Corporation     Sole
AIRTRAN HOLDINGS INC                      Common      00949P108    17,461  1,175,000     Other    The Cypress Funds LLC    Sole
AMERICA MOVIL-ADR SERIES L            Spon ADR L Shr  02364W105    15,270    459,100     Other     Oakmont Corporation     Sole
AMERICA MOVIL-ADR SERIES L            Spon ADR L Shs  02364W105    15,177    456,300     Other    The Cypress Funds LLC    Sole
APPLIED MATERIALS                         Common      038222105     5,648    346,900     Other     Oakmont Corporation     Sole
APPLIED MATERIALS                         Common      038222105    11,152    685,000     Other    The Cypress Funds LLC    Sole
BOEING CO                                 Common      097023105    29,111    355,400     Other     Oakmont Corporation     Sole
BOEING CO                                 Common      097023105    12,770    155,900     Other    The Cypress Funds LLC    Sole
BUILDING MATERIAL HOLDING                 Common      120113105       269      9,638     Other     Oakmont Corporation     Sole
CAMECO CORPORATION                        Common      13321L108    30,365    759,700     Other     Oakmont Corporation     Sole
CAMECO CORPORATION                        Common      13321L108    17,639    441,300     Other    The Cypress Funds LLC    Sole
CATERPILLAR INC                           Common      149123101    15,566    209,000     Other    The Cypress Funds LLC    Sole
COMPUGEN LTD                              Common      M25722105       355    122,825     Other     Oakmont Corporation     Sole
DELPHI FINANCIAL GROUP INC                Common      247131105    25,234    694,014     Other     Oakmont Corporation     Sole
DOW CHEMICAL                              Common      260543103     9,758    250,000     Other    The Cypress Funds LLC    Sole
ENCANA CORP                               Common      292505104    35,142    667,600     Other     Oakmont Corporation     Sole
ENCANA CORP                               Common      292505104    17,845    339,000     Other    The Cypress Funds LLC    Sole
FREEPORT MCMORAN COPPER & GOLD CL B       Common      35671D857     7,062    127,454     Other     Oakmont Corporation     Sole
FREEPORT MCMORAN COPPER & GOLD CL B       Common      35671D857    14,185    256,000     Other    The Cypress Funds LLC    Sole
FUELCELL ENERGY INC                       Common      35952H106       709     74,000     Other     Oakmont Corporation     Sole
FUELCELL ENERGY INC                       Common      35962H106     8,781    916,600     Other    The Cypress Funds LLC    Sole
GENERAL ELECTRIC                          Common      369604103    11,981    363,500     Other     Oakmont Corporation     Sole
HEXCEL CORPORATION                        Common      428291108     2,210    140,700     Other     Oakmont Corporation     Sole
HEXCEL CORPORATION                        Common      428291108     5,805    369,500     Other    The Cypress Funds LLC    Sole
HILTON HOTELS CORP                        Common      432848109    21,660    765,900     Other     Oakmont Corporation     Sole
INCO LTD                                  Common      453258402    15,427    234,100     Other    The Cypress Funds LLC    Sole
INVESTORS FINANCIAL SERVICES CORP         Common      461915100   157,095  3,498,768     Other     Oakmont Corporation     Sole
INVESTORS FINANCIAL SERVICES CORP         Common      461915100    18,984    422,800     Other    The Cypress Funds LLC    Sole
KANSAS CITY SOUTHERN                      Common      485170302    21,678    782,600     Other     Oakmont Corporation     Sole
KANSAS CITY SOUTHERN                      Common      485170302     5,540    200,000     Other    The Cypress Funds LLC    Sole
MAXIM INTEGRATED PRODUCTS                 Common      57772K101    11,560    360,000     Other    The Cypress Funds LLC    Sole
MCMORAN EXPLORATION CO                    Common      582411104     6,242    354,677     Other     Oakmont Corporation     Sole
MCMORAN EXPLORATION CO                 NOTE 6.00%     582411AB0     3,670  2,750,000     Other     Oakmont Corporation     Sole
MCMORAN EXPLORATION CO                    Common      582411104    18,364  1,043,400     Other    The Cypress Funds LLC    Sole
NEKTAR THERAPEUTIC                        Common      640268108     1,715     93,500     Other     Oakmont Corporation     Sole
NEKTAR THERAPEUTIC                        Common      640268108     9,629    525,000     Other    The Cypress Funds LLC    Sole
SEI INVESTMENTS CO                        Common      784117103     3,295     67,400     Other     Oakmont Corporation     Sole
STRATUS PROPERTIES INC                    Common      863167201     2,475     92,339     Other     Oakmont Corporation     Sole
SYNTROLEUM CORP                           Common      871630109    44,310  7,299,777     Other     Oakmont Corporation     Sole
TRANSOCEAN INC                            Common      G90078109    25,743    320,500     Other     Oakmont Corporation     Sole
TRANSOCEAN INC                            Common      G90078109    13,968    173,900     Other    The Cypress Funds LLC    Sole
UNIVISION COMMUNICATIONS INC              Common      914906102    13,256    395,700     Other     Oakmont Corporation     Sole
UNIVISION COMMUNICATIONS INC              Common      914906102    15,805    471,800     Other    The Cypress Funds LLC    Sole
                                                                  -------
                                                                  747,904
                                                                  -------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
Form 13F Information Table Entry Total:            43
Form 13F Information Table Value Total:       747,904
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number   Name

_______    28-                    The Cypress Funds LLC
_______    28-                    Oakmont Corporation